Income Taxes	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

The effective tax rate on the income from the continuing operations was 41.7 percent and 13.6 percent for the three months ended June 30, 2016 and 2015, respectively. The effective tax rate was 99.4 percent and (3.2) percent for the six months ended June 30, 2016 and 2015, respectively. The tax rate on the loss for the three and six months ended June 30, 2016 increased due to the recognition of favorable discrete items, including the release of an uncertain tax position and discrete expenses related to the potential Wincor Nixdorf Aktiengesellschaft (Wincor Nixdorf) acquisition (the Acquisition). The tax rate for these periods was also increased by a reduction in the deferred tax liability associated with the Company’s undistributed foreign subsidiary earnings. The foreign currency hedges related to the Acquisition generated a loss for the three months ended June 30, 2016 and a net gain for six months ended June 30, 2016. The non-taxable treatment of these hedges had the impact of decreasing the rate in the three months ended June 30, 2016 and increasing the rate for the six months ended June 30, 2016. The tax rate on income for the three and six months ended June 30, 2015 benefited from a release of an uncertain tax position due to the expiration of the statute of limitations. Additionally, the tax rate for the six months ended June 30, 2015 benefited from discrete tax items related to the Venezuela divestiture and the release of a valuation allowance.